Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 27,477	¥ 191,299	¥ 397,969
Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net		¥ 166,138	¥ 283,687